Share-Based Payments	9 Months Ended
Sep. 30, 2020
Share-based Payments
Share-Based Payments

NOTE 4: SHARE-BASED PAYMENTS

a.	Movement in share-based payment transactions during the nine-month period ended September 30, 2019 and 2020

	Number of options	Weighted average exercise price(*)
		$
Outstanding at January 1, 2019	2,425,192	$6.60
Expired	(59,765)	7.45
Forfeited	(44,665)	7.18

Outstanding at September 30, 2019	2,320,762	$6.57

Exercisable at September 30, 2019	1,217,329	7.50

	Number of options	Weighted average exercise price(*)
		$
Outstanding at January 1, 2020	2,213,812	$7.10
Granted	215, 008	5.52
Exercised	(246,262)	5.80

Expired	(526,917)	6.00
Forfeited	(72,666)	6.77

Outstanding at September 30, 2020	1,582,975	$7.47

Exercisable at September 30, 2020	783,442	$8.04

(*)	The exercise price of all options denominated in NIS and was translated to USD in the table above using the exchange rate as of September 30, 2020.

The weighted average remaining contractual life for the options outstanding as of September 30, 2020 was approximately five years.

The range of exercise prices for options outstanding as of September 30, 2020 was NIS 17.32 to NIS 31.19.

b.	In January 2020, the Company granted to the Company’s Chief Executive Officer (“CEO”) upon his employment, 240,000 restricted stock units (“RSUs”) of which 60,000 RSUs were granted through to January 26, 2021, and 180,000 RSUs have been committed to be provided in three future grants of 60,000 RSUs upon each anniversary of the employment start date of the CEO with the Company. The terms of the 180,000 committed CEO RSU’s were amended subsequent to balance sheet date - See Note 6(b).